Offerings	Aug. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% The Dow Chemical Co Notes Due August 15, 2030
Maximum Aggregate Offering Price	$ 10,227,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,565.75
Offering Note	(1) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% The Dow Chemical Co Notes Due August 15, 2035
Maximum Aggregate Offering Price	$ 5,819,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 890.89
Offering Note	(1) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% The Dow Chemical Co Notes Due August 15, 2055
Maximum Aggregate Offering Price	$ 8,260,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,264.61
Offering Note	(1) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.